Equipment on Operating Leases - Lease Payments Owed for Equipment Under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Operating Leases Future Minimum Payments Receivable [Abstract]
2015	$ 162
2016	111
2017	52
2018	22
2019	7
Beyond 5 years	3
Total	$ 357